Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid-in capital	Subscription receivable	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2016	$ 2,000			$ (1,739)	$ (1,925)	$ (1,664)
Balance, shares at Dec. 31, 2016	20,000,000
Registered capital contribution		462,077				462,077
Net income				(123,693)		(123,693)
Foreign currency translation adjustments					14,847	14,847
Balance at Dec. 31, 2017	$ 2,000	462,077		(125,432)	12,922	351,567
Balance, shares at Dec. 31, 2017	20,000,000
Registered capital contribution		3,759,766				3,759,766
Shares sold for cash	$ 235	2,354,558	(2,354,793)
Shares sold for cash, shares	2,354,793
Net income				160,216		160,216
Foreign currency translation adjustments					(337,055)	(337,055)
Balance at Dec. 31, 2018	$ 2,235	6,576,401	(2,354,793)	34,784	(324,133)	3,934,494
Balance, shares at Dec. 31, 2018	22,354,793
Shares sold for cash			2,354,793			2,354,793
Net income				(2,834,751)		(2,834,751)
Foreign currency translation adjustments					(46,109)	(46,109)
Balance at Dec. 31, 2019	$ 2,235	$ 6,576,401		$ (2,799,967)	$ (370,242)	$ 3,408,427
Balance, shares at Dec. 31, 2019	22,354,793